Investments in Trading Securities	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Investments in Trading Securities [Abstract]
INVESTMENTS IN TRADING SECURITIES

NOTE 5 – INVESTMENTS IN TRADING SECURITIES

As of January 31, 2025 and July 31, 2024, the balance of investments in trading securities represented (i) certain equity securities of listed companies purchased through various open market transactions by the Company during the relevant periods. The investments are initially recorded at cost, and subsequently measured at fair value with the changes in fair value recorded in other income (expenses), net in the condensed consolidated statement of operations and comprehensive loss, and (ii) 7,850,000 ordinary shares of a listed company granted by a shareholder as capital contribution. The ordinary shares were granted on October 28, 2024 and were subject to 1933Act restrictions until March 2025. As of January 31, 2025, the fair value of the 7,850,000 ordinary shares was $2,570,090. The Company initially accounted for the share as “investment in trading securities” at fair value by reference to the prevailing market price on shares grant date, and subsequently measure the share awards at fair value.

For the three months ended January 31, 2025 and 2024, the Company recognized a decrease in fair value of investments of $1,286,722 and an increase in fair value of $80,670, respectively. For the six months ended January 31, 2025 and 2024, the Company recognized a decrease in fair value of investments of $1,138,564 and $28,734, respectively.

NOTE 7 – INVESTMENTS IN TRADING SECURITIES

As of July 31, 2024 and 2023, the balance of investments in trading securities represented certain equity securities of listed companies purchased through various open market transactions by the Company during the relevant periods. The investments are initially recorded at cost, and subsequently measured at fair value with the changes in fair value recorded in other income (expenses), net in the consolidated statement of operations and comprehensive loss. For the years ended July 31, 2024 and 2023, the Company recorded a decrease in fair value of $381,370 and an increase in fair value of $192,102, respectively.